Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,513,480
Maximum Aggregate Offering Price	$ 130,712,092.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,051.34
Offering Note	Rule 457(f) Fee Calculation Details The amount in the "Amount Regitered" column represents the estimated maximum number of shares of HBT Financial, Inc. ("HBT") common stock to be issued upon completion of HBT's acquisition of CNB Bank Shares, Inc. ("CNB") as described in the proxy statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee and has been calculated in accordance with Rule 457(f)(1) and (3) of the Securities Act of 1933 (as amended, the "Securities Act") as follows: the product of (A) $25.00, the last sale price per share of CNB's common stock as reported on the OTCQX on December 1, 2025 and (B) 6,581,722, the estimated maximum number of shares of CNB common stock to be exchanged in the merger, including shares reserved for issuance pursuant to outstanding stock options and restricted stock units as well as shares of common stock issuable upon the conversion of outstanding shares of CNB's preferred stock, minus $33,830,958, the estimated aggregate amount of cash that is to be payable in respect of such shares in connection with the merger. Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been calculated in accordance with Section 6(b) of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered as calculated pursuant to Rule 457(f)(1) and (3) of the Securities Act by 0.00013810.